Demand Note Payable to Member - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 14, 2013	Dec. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Payables And Accruals [Abstract]
Accrued interest on cash advances			8.00%		8.00%	8.00%
Credit balance outstanding on cash advances		$ 18,984			$ 8,666
Conversion of demand note payable to member to redeemable preferred units		18,984				18,984
Additions to outstanding line of credit			1,219
Conversion of preferred unit dividends			1,133
Repayment of line of credit	$ 9,885		$ 528	$ (913)	$ (528)